CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 2,041,654.7	$ 65,083.0	$ 1,405,840.0	$ 979,316.5
Adjustments for:
Depreciation expense	679,684.0	21,666.7	653,610.5	522,932.7
Amortization expense	8,412.4	268.2	9,186.1	9,258.2
Expected credit losses recognized (reversal) on investments in debt instruments	(3.9)	(0.1)	49.9	35.7
Finance costs	12,370.4	394.3	10,495.4	11,999.4
Share of profits of associates	(5,488.5)	(175.0)	(4,880.7)	(4,800.2)
Interest income	(105,739.1)	(3,370.7)	(87,213.4)	(60,293.9)
Share-based compensation	1,246.1	39.7	1,242.7	483.0
Loss on disposal or retirement of property, plant and equipment, net	1,581.0	50.4	2,597.9	369.1
Loss (gain) on disposal or retirement of intangible assets, net	4.5	0.2	0.0	(3.0)
Impairment loss on property, plant and equipment	782.0	24.9	1,150.5	0.0
Loss (gain) on financial instruments at fair value through profit or loss, net	(353.1)	(11.2)	137.7	(12.4)
Loss on disposal of investments in debt instruments at fair value through other comprehensive income, net	200.2	6.4	683.1	473.9
Gain on disposal of investments accounted for using equity method, net	0.0	0.0	(7.1)	(15.8)
Loss from disposal of subsidiaries	168.0	5.4	0.0	0.0
Loss (gain) on foreign exchange, net	4,308.9	137.4	4,576.3	(246.7)
Dividend income	(591.7)	(18.9)	(566.9)	(464.1)
Others	1,049.2	33.5	(435.7)	(338.0)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	8,436.2	268.9	842.6	289.6
Notes and accounts receivable, net	(8,368.3)	(266.8)	(69,369.4)	28,442.0
Receivables from related parties	(1,335.0)	(42.6)	(780.1)	959.5
Other receivables from related parties	(267.9)	(8.5)	71.7	(2.9)
Inventories	(240.7)	(7.7)	(36,871.7)	(29,847.9)
Other financial assets	64,524.9	2,056.9	(2,377.5)	1,878.7
Other current assets	(74,620.3)	(2,378.7)	(15,537.3)	(12,530.9)
Other noncurrent assets	(38,798.1)	(1,236.8)	(3,862.0)	(720.3)
Accounts payable	9,751.0	310.8	17,073.8	847.0
Payables to related parties	352.7	11.2	(140.3)	(76.3)
Salary and bonus payable	16,421.4	523.5	14,250.9	(3,234.9)
Accrued profit sharing bonus to employees and compensation to directors	32,484.1	1,035.5	20,154.3	(11,031.6)
Accrued expenses and other current liabilities	(103,215.5)	(3,290.3)	74,659.4	(44,466.7)
Other noncurrent liabilities	385.1	12.3	16,768.7	13,329.9
Net defined benefit liability	(2,261.6)	(72.1)	(1,532.2)	(687.2)
Cash generated from operations	2,542,533.1	81,049.8	2,009,817.2	1,401,842.4
Income taxes paid	(267,557.5)	(8,529.1)	(183,640.1)	(159,875.1)
Net cash generated by operating activities	2,274,975.6	72,520.7	1,826,177.1	1,241,967.3
Acquisitions of:
Financial instruments at fair value through profit or loss	(260.1)	(8.3)	(1,178.8)	(14,142.1)
Financial assets at fair value through other comprehensive income	(66,823.2)	(2,130.2)	(87,787.5)	(62,752.0)
Financial assets at amortized cost	(188,288.6)	(6,002.2)	(151,656.4)	(149,387.9)
Hedging financial instruments	(631.6)	(20.1)	0.0	0.0
Investments accounted for using equity method	0.0	0.0	(3,738.8)	0.0
Property, plant and equipment	(1,272,410.5)	(40,561.4)	(956,006.5)	(949,816.8)
Intangible assets	(10,146.9)	(323.5)	(8,875.7)	(5,518.4)
Proceeds from disposal or redemption of:
Financial assets at fair value through other comprehensive income	80,052.3	2,551.9	67,684.5	35,698.6
Financial assets at amortized cost	138,203.7	4,405.6	118,350.9	134,605.8
Property, plant and equipment	797.0	25.4	894.6	703.9
Intangible assets	0.0	0.0	57.2	3.1
Derecognition of derivative financial instruments	(5,703.1)	(181.8)	0.0	0.0
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	101.5	3.2	325.9	128.0
Derecognition of hedging financial instruments	566.9	18.1	118.3	68.2
Interest received	98,954.7	3,154.5	76,434.1	55,887.2
Proceeds from government grants - property, plant and equipment	76,258.8	2,431.0	75,164.0	47,544.7
Proceeds from government grants - others	0.0	0.0	0.3	1.2
Other dividends received	635.1	20.3	541.8	445.1
Dividends received from investments accounted for using equity method	3,304.5	105.3	2,965.2	3,076.5
Increase in prepayments for leases	(39.8)	(1.3)	(99.4)	(63.2)
Refundable deposits paid	(420.2)	(13.4)	(1,304.8)	(4,056.5)
Refundable deposits refunded	1,456.1	46.4	3,268.3	1,454.0
Net cash used in investing activities	(1,144,393.4)	(36,480.5)	(864,842.8)	(906,120.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in hedging financial liabilities - bank loans	335.1	10.7	(26,496.6)	27,908.6
Proceeds from issuance of bonds	86,900.0	2,770.2	34,300.0	85,700.0
Repayment of bonds	(54,310.0)	(1,731.3)	(7,000.0)	(18,100.0)
Proceeds from long-term bank loans	10,658.4	339.8	30,897.0	2,450.0
Repayment of long-term bank loans	(2,710.0)	(86.4)	(2,295.6)	(1,756.9)
Payments for transaction costs attributable to the issuance of bonds	(90.3)	(2.9)	(35.7)	(88.7)
Treasury stock acquired	0.0	0.0	(3,089.2)	0.0
Repayment of the principal portion of lease liabilities	(3,496.5)	(111.4)	(2,873.7)	(2,854.3)
Interest paid	(19,128.8)	(609.8)	(18,751.2)	(17,359.0)
Guarantee deposits received	3.0	0.0	5.0	230.1
Guarantee deposits refunded	(48.5)	(1.5)	(93.3)	(367.4)
Cash dividends	(466,779.2)	(14,879.8)	(363,055.2)	(291,721.9)
Disposal of ownership interests in subsidiaries (without losing control)	0.0	0.0	1.0	0.0
Donation from shareholders	26.8	0.9	8.9	16.5
Increase in non-controlling interests	8,295.4	264.4	12,177.6	11,048.8
Net cash used in financing activities	(440,344.6)	(14,037.1)	(346,301.0)	(204,894.2)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(50,008.2)	(1,594.1)	47,165.9	(8,338.8)
NET INCREASE IN CASH AND CASH EQUIVALENTS	640,229.4	20,409.0	662,199.2	122,613.7
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,127,627.0	67,823.6	1,465,427.8	1,342,814.1
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 2,767,856.4	$ 88,232.6	$ 2,127,627.0	$ 1,465,427.8